Note 10 - Options and Warrants to Purchase Common Stock - Summary of the Vesting Periods of Options (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options granted (in shares)		4,224,999	35,810,289	3,771,488
Vesting Period 1 [Member]
Stock options granted (in shares)			350,000
Vesting Period 2 [Member]
Stock options granted (in shares)			300,000
Vesting Period 3 [Member]
Stock options granted (in shares)			100,000
Vesting Period 4 [Member]
Stock options granted (in shares)			140,000
Vesting Period 5 [Member]
Stock options granted (in shares)			6,875,000
Vesting Period 6 [Member]
Stock options granted (in shares)			545,289
Vesting Period 7 [Member]
Stock options granted (in shares)	[1]		27,500,000

[1]	On December 14, 2017, the Company's management was granted performance-based options to purchase 27.5 million shares of the Company's common stock at $0.06 per share. The options expire on December 13, 2027. At December 31, 2017, the first fifty percent (50%) of the performance-based options vested as management was able to (i) close the sale of an aggregate of $600,000 of units (consisting of a share of common stock of the Company and a warrant to buy 0.25 of a share of common stock of the Company) at $0.04 per unit and (ii) establish toll processing arrangements with two toll processors of halloysite that, in management's good faith belief, can process halloysite to the Company's specifications. An additional twenty-five percent (25%) of the performance-based options vested on February 1, 2018 when management generated $900,000 of additional cash proceeds through (i) the sale of common stock and (ii) the licensing of a right to explore the Dragon Mine property for certain precious metals. The vesting of the remaining 8.3%, 8.3% and 8.4% of the performance-based options occurs when (i) EBITDA is positive over a twelve-month period, (ii) EBITDA is at or greater than $2 million over a twelve-month period and (iii) EBITDA is at or greater than $4 million over a twelve-month period, respectively.